2. Regulatory framework	12 Months Ended
Dec. 31, 2018
Regulatory Framework
Regulatory framework
a)	General

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

b)	Concession

The term of the concession is 95 years, which may be extended for an additional maximum period of 10 years. The term of the concession is divided into management periods: a first period of 15 years and subsequent periods of 10 years each. At the end of each management period, the Class “A” shares representing 51% of the share capital of edenor, currently held by PESA, must be offered for sale through a public bidding. If PESA makes the highest bid, it will continue to hold the Class “A” shares, and no further disbursements will be necessary. On the contrary, if PESA is not the highest bidder, then the bidder who makes the highest bid shall pay PESA the amount of the bid in accordance with the conditions of the public bidding. The proceeds from the sale of the Class “A” shares will be delivered to PESA after deducting any amounts receivable to which the Grantor of the concession may be entitled. The first management period ended at the conclusion of the tariff period commenced on February 1, 2017.

The Company has the exclusive right to render electric power distribution and sales services within the concession area to all the customers who are not authorized to obtain their power supply from the MEM, thus being obliged to supply all the electric power that may be required in due time and in accordance with the established quality levels. In addition, the Company must allow free access to its facilities to any MEM agents whenever required, under the terms of the Concession.

No specific fee must be paid by the Company under the Concession Agreement during the term of the concession.

On January 6, 2002, the PEN enacted Law No. 25,561 whereby adjustment clauses in dollars, as well as any other indexation mechanisms stipulated in the contracts entered into by the Federal Public Administration, including those related to public utilities, were declared null and void as from such date. The resulting prices and rates were converted into Argentine pesos at a rate of 1 peso per US dollar.

In this context, the Company is subject to compliance with the terms of its Concession Agreement and the provisions of the regulatory framework comprised of National Laws Nos. 14,772, 15,336 and 24,065, Resolutions and Regulatory and supplementary standards issued by the different entities with authority over the matter. Thus, the Company is responsible for the provision of the public service of electricity distribution and sale with a satisfactory quality level, complying for such purpose with the requirements set forth in the aforementioned concession agreement and regulatory framework.

Failure to comply with the established guidelines will result in the application of fines, based on the economic damage suffered by the customer when the service is provided in an unsatisfactory manner, the amounts of which will be determined in accordance with the methodology stipulated in the above-mentioned agreement. The ENRE is the authority in charge of controlling strict compliance with the pre-established guidelines.

c)	Electricity rate situation

On January 31, 2017, the ENRE issued Resolution No. 63/17, pursuant to which it determined the definitive Electricity Rate Schedules, the review of costs, the required quality levels, and all the other rights and obligations that are to be applied and complied with by the Company as from February 1, 2017.

The aforementioned Resolution stated that the ENRE, as instructed by the MINEM, were to limit the increase in the VAD resulting from the RTI process and applicable as from February 1, 2017, to a maximum of 42% vis-á-vis the VAD in effect at the date of issuance of the aforementioned resolution, with the remaining value of the new VAD being applied in two stages, the first of them in November 2017 and the second and last one in February 2018.

Furthermore, on November 30, 2017, by means of Resolution No. 603/17, the ENRE approved the CPD values, applicable as from December 1, 2017, and retroactively to consumption recorded in the months of August through November 2017. That amount totaled $ 753.9 million and was billed in two installments, December 2017 and January 2018. Additionally, the Electricity Rate Schedule’s values, applicable as from December 1, 2017, were approved.

On January 31, 2018, the ENRE issued Resolution No. 33/18, whereby it approves the CPD values relating to the July 2017-December 2017 period, which were in the order of 11.99%, the values of the 48 monthly installment to be applied in accordance with the provisions of ENRE Resolution No. 329/17 which were deferred in the year 2017, and the electricity rate schedule to be applied to consumption recorded as from February 1, 2018. Additionally, it is informed that the average electricity rate value amounts to $2.4627/kwh.

Furthermore, on July 31, 2018, the ENRE issued Resolution No. 208/18, whereby it approves, as from August 1, 2018, the CPD relating to the January-June 2018 period, to be applied 7.93% as of August 1, 2018, and 6.51% in six (6) consecutive monthly installments as of February 1, 2019. The CPD amounted to 15.85%. Moreover, the above-mentioned resolution sets the system of caps for the social tariff as well as the values that the Company shall apply to determine and credit discount amounts onto the power bills of the consumers affected by deficiencies in the quality of the technical product and/or the quality of the technical and commercial service as from the first control day of the September 2018-February 2019 six-month period. Additionally, it is informed that the average electricity rate value amounts to $2.9871/kWh.

Finally, according to section 4 of SE Resolution No. 366/18, passed on December 27, 2018, SE Resolution 1091/17 was repealed, thus eliminating the energy-savings discount for the residential tariff charged to customers framed or not under the social tariff as from January 1, 2019. With regard to the social tariff discounts, they will be assumed by the Governments of the Province of Buenos Aires and the City of Buenos Aires in accordance with the provisions of the 2019 Federal Budget Law.

d)	Framework agreement

On January 10, 1994, the Company, together with Edesur S.A., the Federal Government and the Government of the Province of Buenos Aires entered into the so-called Framework Agreement, whose purpose was to establish the guidelines under which the Company was to supply electricity to low-income areas and shantytowns. In October 2003, the so-called New Framework Agreement was signed with the aim of setting the bases and general guidelines based on which the Federal and the Provincial Governments’ economic contribution for the electricity supplied by the two Distribution Companies to the different shantytowns would take place and be coordinated. After successive extensions of the agreement’s term, the latest extension was in effect until September 30, 2017.

At the date of these financial statements, the Company is negotiating with the Federal Government the signing of a new extension for the period elapsed from October 1, 2017 through December 31, 2018, and the payment of the electricity supplied during such period; therefore, no revenue for this concept has been recognized.

Additionally, and as a consequence of the transfer of jurisdiction over the public service of electricity distribution from the Federal Government to the Province of Buenos Aires and to the City of Buenos Aires provided for by Law 27,467, the Company will be required, when the transfer takes place, to undertake a review, with the new Grantors of the Concession, of the treatment to be given to low-income areas and shantytowns’ consumption of electricity as from January 1, 2019. In this framework, the Government of the Province of Buenos Aires enacted Law No. 15,078 on General Budget, which establishes that the aforementioned consumption shall be borne by the referred to province’s Municipalities and approved by the regulatory entities or local authorities having jurisdiction in each area.

e)	Penalties

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

As of December 31, 2018 and 2017, the Company has recognized in its financial statements the penalties accrued, whether imposed or not yet issued by the ENRE, relating to the control periods elapsed as of those dates.

Furthermore, ENRE Resolution No. 63/17, Note 2.c).III, has set out the control procedures, the service quality assessment methodologies, and the penalty system, applicable as from February 1, 2017, for the 2017 – 2021 period.

Additionally, by means of Note No. 125,248 dated March 29, 2017, the ENRE sets the new penalty determination and adjustment mechanisms in relation to the control procedures, the service quality assessment methodologies, and the penalty system applicable as from February 1, 2017 for the 2017 – 2021 period set by ENRE Resolution No. 63/17, providing for the following:

i)	Penalty values shall be determined on the basis of the kWh value, the average electricity rate, the cost of energy not supplied or other economic parameter at the value in effect at the first day of the control period or the value in effect at the date of the penalizable event for penalties arising from specific events.

ii)	For all the events that occurred during the transition period (the period between the signing of the Adjustment Agreement and the effective date of the RTI) for which a penalty has not been imposed, penalties shall be adjusted by the IPC used by the BCRA to produce the ITCRM for the month prior to the end of the control period or that for the month prior to the date of occurrence of the penalizable event for penalties arising from specific events, until the date on which the penalty is imposed. This mechanism is also applicable to the concepts penalized after April 15, 2016 (ENRE Note No. 120,151) and until the effective date of the RTI. This adjustment will be part of the penalty principal amount.

iii)	Unpaid penalties will accrue interest at the BNA lending rate for thirty-day discount transactions from the date of the resolution to the date of actual payment, as interest on late payment. In the case of penalties relating to Customer service, the calculated amount shall be increased by 50%.

iv)	Penalties subsequent to February 1, 2017 will be valued at the Kwh value or the cost of energy not supplied of the first day of the control period or of the day on which the penalty is imposed for penalties arising from specific events. Those concepts will not be adjusted by the IPC, applying the interest on late payment established in iii) above. Moreover, an additional fine equivalent to twice the amount of the penalty will be determined if payment is not made in due time and proper form.

In the ENRE’s opinion many of the penalties imposed in kWh must be valued at the date of occurrence of the penalizable event; these modifications have been quantified and recognized as of December 31, 2018.

In accordance with the provisions of Sub-Appendix XVI to ENRE Resolution No. 63/17, the Company is required to submit in a term of 60 calendar days the calculation of global indicators, interruptions for which force majeure had been alleged, the calculation of individual indicators, and will determine the related discounts, crediting the amounts thereof within 10 business days. In turn, the ENRE will examine the information submitted by the Company, and in the event that the crediting of such discounts were not verified will impose a fine, payable to the Federal Government, equivalent to twice the value that should have been recorded. At the date of these financial statements, the Company has complied with the provisions of the aforementioned Resolution in relation to the six-month period ended August 31, 2018.

Furthermore, in different resolutions concerning penalties relating to the Quality of the Commercial and Technical Service, the Regulatory Entity has provided for the application of increases and adjustments, applying for such purpose a criterion different from the one applied by the Company. In this regard, the ENRE implemented an automatic penalty mechanism in order that the discounts on account of deviations from the established limits may be credited to customers within a term of 60 days as from the end of the six-month control period.

In fiscal year 2018, the ENRE regulated and/or issued new penalty procedures, to wit:

✓  ENRE Resolution No. 118/18: It regulated the Compensation for extraordinary service provision interruptions.

✓  ENRE Resolution No. 170/18: It regulated the Penalty System for Deviations from the Investment Plan, a procedure whereby real investments are assessed by comparison with the annual investment plan submitted by the Company, and the investment plan carried out for the 5-year rate period is assessed as against the Five-year period plan proposed in the RTI.

✓  ENRE Resolution No. 198/18: New Supplementary Penalty System of Technical Service Quality, which penalizes deviations ºfrom quality parameters at feeder level.

✓  ENRE Resolution N° 91/18: Through the filing of charges, the ENRE informs edenor about the penalty system to be applied for failure to comply with meter-reading and billing time periods.

The effects of these resolutions were quantified by the Company and recognized as of December 31, 2018.

f)	Restriction on the transfer of the Company’s common shares

The by-laws provide that Class “A” shareholders may transfer their shares only with the prior approval of the ENRE. The ENRE must communicate its decision within 90 days upon submission of the request for such approval, otherwise the transfer will be deemed approved.

Furthermore, Caja de Valores S.A. (the Public Register Office), which keeps the Share Register of the shares, is entitled (as stated in the by-laws) to reject such entries which, at its criterion, do not comply with the rules for the transfer of common shares included in (i) the Business Organizations Law, (ii) the Concession Agreement and (iii) the By-laws.

In addition, the Class “A” shares will be pledged during the entire term of the concession as collateral to secure the performance of the obligations assumed under the Concession Agreement.

Other restrictions:

•            In connection with the issuance of Corporate Notes, during the term thereof, PESA is required to be the beneficial owner and owner of record of not less than 51% of the Company’s issued, voting and outstanding shares.

•            In connection with the Adjustment Agreement signed with the Grantor of the Concession and ratified by Executive Order No. 1,957/06, Section 10 stipulates that from the signing of the agreement through the end of the Transition Period, the majority shareholders may not modify their ownership interest nor sell their shares.

g)	Law on electricity dependent patients

On May 17, 2017, Law No. 27,351 was passed, which guarantees the permanent and free of charge supply of electricity to those individuals who qualify as dependent on power for reasons of health and require medical equipment necessary to avoid risks in their lives or health. The law states that the account holder of the service or someone who lives with him/her (a cohabitant) that is registered as “Electricity dependent for reasons of health” will be exempt from the payment of any and all connection fees and will benefit from a special free of charge tariff treatment in the electric power supply service under national jurisdiction, which consists in the recognition of the entire amount of the power bill.

According to Executive Order No. 740 of the PEN, dated September 20, 2017, the MINEM will be the Authority of Application of Law No. 27,351, whereas the Ministry of Health will be responsible for determining the conditions necessary to be met for registration with the “Registry of Electricity Dependent for Reasons of Health” and will issue the clarifying and supplementary regulations for the application thereof.

On September 25, 2017, the National Ministry of Health issued Resolution No. 1,538-E/17, which creates the Registry of Electricity Dependent for Reasons of Health (RECS), within the orbit of the National Ministry of Health, operating under the authority of the Undersecretariat for the Management of Health Care Services.

At the date of issuance of these financial statements no further regulations have been issued concerning the Resolution mentioned in the preceding paragraph.

h)	Change of Jurisdiction

By Law No. 27467, 2019 Federal budget of expenditures and resources, the Executive Power is instructed to promote such actions that may be necessary in order for electricity distribution companies edenor and Edesur S.A. to become subject to the jurisdiction of the Province of Buenos Aires and the City of Buenos Aires as from January 1, 2019.

Upon completion of the aforementioned process, the ENRE will continue to exercise its functions and powers over all those issues that are unrelated to the public service of electricity distribution.

In this regard, on February 28, 2019, the Federal Government, the Province of Buenos Aires and the City of Buenos Aires entered into an agreement for the transfer of the public service of electricity distribution, duly awarded to edenor under a concession by the Federal Government, to the jurisdiction of the Province of Buenos Aires and the City of Buenos Aires. It is worth pointing out that the Company has not been a party to such agreement, and, at the date of issuance of these financial statements is analyzing the scope and effects therefrom.